Offsets	Nov. 12, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hydrofarm Holdings Group, Inc.
Form or Filing Type	S-3
File Number	333-268270
Initial Filing Date	Nov. 09, 2022
Fee Offset Claimed	$ 6,905
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)(4)	[1]
Termination / Withdrawal Statement
Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $6,905 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant’s prior unallocated (universal) shelf registration statement on Form S-3 of its common stock, preferred stock, debt securities, warrants, rights and units filed on November 9, 2022 (File No. 333-268270) (the “Prior Registration Statement”). The registrant registered $100,000,000 of securities under the Prior Registration Statement, paid a fee of $11,020 in connection with it and none of the securities were issued thereunder. All securities under the Prior Registration Statement were unsold and are immediately deemed deregistered upon the filing of this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hydrofarm Holdings Group, Inc.
Form or Filing Type	S-3
File Number	333-268270
Filing Date	Nov. 09, 2022
Fee Paid with Fee Offset Source	$ 6,905
Termination / Withdrawal Statement
Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $6,905 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant’s prior unallocated (universal) shelf registration statement on Form S-3 of its common stock, preferred stock, debt securities, warrants, rights and units filed on November 9, 2022 (File No. 333-268270) (the “Prior Registration Statement”). The registrant registered $100,000,000 of securities under the Prior Registration Statement, paid a fee of $11,020 in connection with it and none of the securities were issued thereunder. All securities under the Prior Registration Statement were unsold and are immediately deemed deregistered upon the filing of this registration statement.

[1]
Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting $6,905 of the fee associated with this registration statement from the fee previously paid by the registrant associated with the unsold securities registered under the registrant’s prior unallocated (universal) shelf registration statement on Form S-3 of its common stock, preferred stock, debt securities, warrants, rights and units filed on November 9, 2022 (File No. 333-268270) (the “Prior Registration Statement”). The registrant registered $100,000,000 of securities under the Prior Registration Statement, paid a fee of $11,020 in connection with it and none of the securities were issued thereunder. All securities under the Prior Registration Statement were unsold and are immediately deemed deregistered upon the filing of this registration statement.